Share-Based Compensation - Stock option Activities (Details) - Stock options - 2018 Plan - $ / shares	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Number of shares
Outstanding at the beginning of period (in shares)	130,156,288	93,464,488	93,464,488
Grant to Employees (in shares)		917,000
Exercised (in shares)		(40,128,450)
Forfeited (in shares)	(6,523,225)	(4,000,000)
Outstanding at the end of period (in shares)	123,633,063	50,253,038	130,156,288	93,464,488
Exercisable (in shares)	38,489,988	32,957,621
Weighted average exercise price
Outstanding (in dollars per share)	$ 0.0000001	$ 0.0000001	$ 0.0000001	$ 0.0000001
Grant to Employees (in dollars per share)		0.0000001
Exercised (in dollars per share)		0.0000001
Forfeited (in dollars per share)	0.0000001	0.0000001
Exercisable (in dollars per share)	$ 0.0000001	$ 0.0000001
Weighted average remaining contractual term
Outstanding (in Years)	3 years 6 months 3 days	2 years 6 months 7 days	4 years 7 days	2 years 11 months 23 days
Grant to Employees (in years)		4 years 7 months 9 days
Exercisable at the end of period (in years)	1 year 6 months 29 days	2 years 6 months
Weighted average grant date fair value
Outstanding (in dollars per share)	$ 0.45	$ 1.36	$ 0.44	$ 1.38
Grant to Employees (in dollars per share)		0.34
Exercisable (in dollars per share)	$ 1.33	$ 1.37